Share-based Compensation - Schedule of share-based payment award stock options valuation assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	74.30%	52.40%	48.90%
Expected volatility	95.00%	62.40%	52.20%
Expected dividends yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.74%	0.58%	0.30%
Risk-free interest rate	2.70%	0.87%	1.69%
Expected term (in years)	6 years	6 years	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary share (US$)	$ 4.25	$ 9.44	$ 16
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary share (US$)	$ 13.02	$ 35.99	$ 42.31